Assets included in disposal groups classified as held for sale and associated liabilities - Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disposal groups classified as held for sale [member]
Assets [abstract]
Cash and bank balances at central banks	£ 0	£ 2,930
Items in course of collection from other banks	0	570
Trading portfolio assets	0	3,084
Financial assets designated at fair value	3	6,984
Derivative financial assets	0	1,992
Financial investments	0	7,737
Loans and advances to banks	0	1,666
Loans and advances to customers	1,164	43,504
Prepayments, accrued income and other assets	0	696
Investments in associates and joint ventures	0	87
Property, plant and equipment	26	954
Goodwill	0	997
Intangible assets	0	570
Current and deferred tax assets	0	149
Retirement benefit assets	0	33
Total assets	1,193	71,953
Balance of impairment unallocated under IFRS 5	0	(499)
Total assets classified as held for sale	1,193	71,454
Liabilities [abstract]
Deposits from banks	0	2,149
Items in the course of collection due to other banks	0	373
Customer accounts	0	42,431
Repurchase agreements and other similar secured borrowing	0	597
Trading portfolio liabilities	0	388
Financial liabilities designated at fair value	0	7,325
Derivative financial instruments	0	1,611
Debt securities in issue	0	7,997
Subordinated liabilities	0	934
Accruals, deferred income and other liabilities	0	1,180
Provisions	0	103
Current and deferred tax liabilities	0	162
Retirement benefit liabilities	0	42
Total liabilities classified as held for sale	0	65,292
Net assets classified as held for sale	1,193	6,162
Disposal group post contribution	1,193	7,028
Barclay's Africa Banking Group Limited (BAGL) [member]
Liabilities [abstract]
Expected contribution to BAGL	£ 0	£ 866